Restricted Share Units (Details) - Schedule of Changes in RSUs - Restricted Stock Units [Member]	6 Months Ended				12 Months Ended
	Apr. 30, 2024 $ / shares shares		Apr. 30, 2024 $ / shares shares		Oct. 31, 2023 $ / shares shares	Oct. 31, 2023 $ / shares shares
Schedule of Changes in RSUs [Line Items]
Number of RSUs, Beginning balance
Weighted average issue price, Beginning balance | (per share)
Number of RSUs, Granted	437,765	[1]	437,765	[1]	2,200	2,200
Granted, Weighted average issue price, Granted | (per share)	$ 1.29	[1]	$ 1.78	[1]	$ 41.46	$ 55.97
Number of RSUs, Vested	(200,784)		(200,784)		(2,200)	(2,200)
Vested, Weighted average issue price, Vested | (per share)	$ 1.33		$ 1.8		$ 41.46	$ 55.97
Number of RSUs, Ending Balance	236,981		236,981
Weighted average issue price, Ending Balance | (per share)	$ 1.28		$ 1.76

[1]	During the six months ended April 30, 2024, the Company issued 437,765 RSU’s to consultants, directors and officers. 200,784 RSU’s vested with a fair value of $267,346 (2023-$77,632).